[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LETTERHEAD (LOGO)]

10/29/96


MAXIMIZE YOUR TIME AT IMPACT '96!!!

You are invited to meet and have dinner with an industry leading portfolio manager, ART BONNEL of the BONNEL GROWTH FUND*, at the Schwab Institutional Annual Conference. Art and his colleagues would enjoy your company, and will be engaging in stimulating conversations about his fund and current market conditions. Some highlights about Art Bonnel:

     * Has professionally managed money for over 25 years

     * Has achieved superior performance with his fund (see below)

     * Has attained his status as a leading portfolio manager with a consistent investment approach focusing on earnings growth in mid-cap stocks.

                               BONNEL GROWTH FUND

-------AVERAGE ANNUAL TOTAL RETURN-------                  TOTAL RETURN YTD**
-----------------------------------------                  ------------------
  30.83%                       36.67%                           27.16%
 One year**               Since Inception
                           (10/17/94)**
**As of 10/15/96

Please RSVP to (800) 873-3639 if you would like to attend this dinner. In addition, if you would like more information or have questions, please contact me at the number above. Dinner details are below:

LOCATION:  Impact '96, Schwab Institutional Annual Conference
           California Grill at the Contemporary Hotel on the
           Disney Grounds
DATE:      Wednesday, November 6th
TIME:      8:00 p.m.

Thank you and I hope to see you there.


/s/ Chris Wammack
Chris Wammack
Director of Institutional Marketing

----------
**FOR A FREE PROSPECTUS CONTAINING CHARGES AND EXPENSES, CALL (800) 873-3639. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE MAY VARY, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. U.S. GLOBAL INVESTORS, INC., IS A REGISTERED INVESTMENT ADVISOR THAT RENDERS INVESTMENT ADVICE TO THE UNITED SERVICES FAMILY OF FUNDS, A COLLECTION OF 13 NO-LOAD MUTUAL FUNDS.

                                                        7900 Callaghan Road
                                                        ........................
                                                        Mail Address:
                                                        P.O. BOX 29467
                                                        SAN ANTONIO, TEXAS
                                                        78229-0457
                                                        ........................
                                                        TEL 210-308-1234
                                                        ........................
                                                        1-800-US-FUNDS
                                                        ........................
                                                        FAX 210-308-1223
                                                        ........................
                                                        EMAIL SHSVC@USFUNDS.COM